ROYALTY, STREAM, AND OTHER INTERESTS - Disclosure of detailed information about royalty interests and deferred acquisition costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Beginning balance	$ 120,728	$ 102,864
Depletion	(2,389)	(1,808)
Other	(8)	117
Ending Balance	257,824	120,728
Historical cost	270,133
Accumulated depletion	(12,309)
First Majestic Portfolio Acquisition [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Royalty interests and deferred acquisition costs		21,962
Lac Pelletier Acquisition [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Royalty interests and deferred acquisition costs		253
Beaufor amendment [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Beaufor Amendment		1,000
Endeavor Silver Stream reclassification [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Reclassification		0
El Realito reclassification [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Reclassification		0
Joaquin and COSE impairments [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Royalty interest impairment		(3,660)
Nova Royalty Corp [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Royalty interests and deferred acquisition costs	130,980
Alamos royalty portfolio acquisition [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Royalty interests and deferred acquisition costs	4,267
Lama Acquisitions [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Royalty interests and deferred acquisition costs	6,601
Del Carmen acquisition [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Royalty interests and deferred acquisition costs	(2,355)
Producing assets [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Beginning balance	9,467	10,949
Depletion	(2,348)	(1,765)
Other	0	0
Ending Balance	17,531	9,467
Historical cost	22,008
Accumulated depletion	(4,477)
Producing assets [Member] | First Majestic Portfolio Acquisition [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Royalty interests and deferred acquisition costs		3,394
Producing assets [Member] | Lac Pelletier Acquisition [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Royalty interests and deferred acquisition costs		0
Producing assets [Member] | Beaufor amendment [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Beaufor Amendment		0
Producing assets [Member] | Endeavor Silver Stream reclassification [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Reclassification		(1,748)
Producing assets [Member] | El Realito reclassification [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Reclassification		2,297
Producing assets [Member] | Joaquin and COSE impairments [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Royalty interest impairment		(3,660)
Producing assets [Member] | Nova Royalty Corp [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Royalty interests and deferred acquisition costs	10,412
Producing assets [Member] | Alamos royalty portfolio acquisition [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Royalty interests and deferred acquisition costs	0
Producing assets [Member] | Lama Acquisitions [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Royalty interests and deferred acquisition costs	0
Producing assets [Member] | Del Carmen acquisition [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Royalty interests and deferred acquisition costs	0
Development assets [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Beginning balance	98,452	86,631
Depletion	(30)	(30)
Other	5,178	0
Ending Balance	232,476	98,452
Historical cost	240,259
Accumulated depletion	(7,783)
Development assets [Member] | First Majestic Portfolio Acquisition [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Royalty interests and deferred acquisition costs		11,147
Development assets [Member] | Lac Pelletier Acquisition [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Royalty interests and deferred acquisition costs		253
Development assets [Member] | Beaufor amendment [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Beaufor Amendment		1,000
Development assets [Member] | Endeavor Silver Stream reclassification [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Reclassification		1,748
Development assets [Member] | El Realito reclassification [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Reclassification		(2,297)
Development assets [Member] | Joaquin and COSE impairments [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Royalty interest impairment		0
Development assets [Member] | Nova Royalty Corp [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Royalty interests and deferred acquisition costs	120,438
Development assets [Member] | Alamos royalty portfolio acquisition [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Royalty interests and deferred acquisition costs	4,192
Development assets [Member] | Lama Acquisitions [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Royalty interests and deferred acquisition costs	6,601
Development assets [Member] | Del Carmen acquisition [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Royalty interests and deferred acquisition costs	(2,355)
Exploration assets [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Beginning balance	12,809	5,284
Depletion	(11)	(13)
Other	(5,186)	117
Ending Balance	7,817	12,809
Historical cost	7,866
Accumulated depletion	(49)
Exploration assets [Member] | First Majestic Portfolio Acquisition [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Royalty interests and deferred acquisition costs		7,421
Exploration assets [Member] | Lac Pelletier Acquisition [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Royalty interests and deferred acquisition costs		0
Exploration assets [Member] | Beaufor amendment [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Beaufor Amendment		0
Exploration assets [Member] | Endeavor Silver Stream reclassification [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Reclassification		0
Exploration assets [Member] | El Realito reclassification [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Reclassification		0
Exploration assets [Member] | Joaquin and COSE impairments [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Royalty interest impairment		$ 0
Exploration assets [Member] | Nova Royalty Corp [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Royalty interests and deferred acquisition costs	130
Exploration assets [Member] | Alamos royalty portfolio acquisition [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Royalty interests and deferred acquisition costs	75
Exploration assets [Member] | Lama Acquisitions [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Royalty interests and deferred acquisition costs	0
Exploration assets [Member] | Del Carmen acquisition [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Royalty interests and deferred acquisition costs	$ 0